Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite and Indefinite Lived Intangible Assets [Abstract]
Finite-lived intangible assets	¥ 545,305	$ 85,570	¥ 612,414
Indefinite-lived intangible assets			14,784
Total	¥ 545,305	$ 85,570	¥ 627,198